EQUITY (Details 1) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Stockholders' Equity Note [Line Items]
Number of shares, Outstanding at beginning of year | shares	221,004
Number of shares, Granted | shares	174,518
Number of shares, Exercised | shares	(93,099)
Number of shares, Forfeited | shares	(3,500)
Number of shares, RSUs outstanding at end of year | shares	298,923
Weighted average grant date fair value, Outstanding at beginning of year | $ / shares	$ 4.79
Weighted average grant date fair value, Granted | $ / shares	3.76
Weighted average grant date fair value, Exercised | $ / shares	4.61
Weighted average grant date fair value, Forfeited | $ / shares	4.71
Weighted average grant date fair value, RSUs outstanding at end of year | $ / shares	$ 4.25